Cash and Cash Equivalents - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Time deposits
Cash and Cash Equivalents
Average maturity	35 days	39 days
TRY | Time deposits
Cash and Cash Equivalents
Effective interest rate	47.40%	42.20%
USD | Time deposits
Cash and Cash Equivalents
Effective interest rate	2.70%	4.10%
USD | Receivables from reverse repo
Cash and Cash Equivalents
Effective interest rate	4.00%
EUR | Time deposits
Cash and Cash Equivalents
Effective interest rate	2.70%	3.70%
CNY | Time deposits
Cash and Cash Equivalents
Effective interest rate	0.30%	0.70%